Employee Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Unrecognized actuarial gains (losses), before tax	$ 32,548,000
Unrecognized actuarial gains (losses), net of tax	20,817,000
Amount of United common stock held in the pension plan	$ 173,840,000	$ 165,320,000	$ 210,204,000
Percentage of equity securities include united common stock	(100.00%)	(100.00%)
Percentage of projected benefit obligation	10.00%
Minimum number of days required to be eligible for the participation in the plan	90 days
Percentage of salary deferred under condition one of contribution by company	100.00%
First percentage of salary deferred under condition one of contribution by company	5.00%
Vesting percentage of employee deferrals	100.00%
Cost related to savings and stock investment plan	$ 7,590,000	$ 8,242,000	7,984,000
Employer contribution in shares of common stock	1,828,171	1,662,179
Dividends paid on United common stock	$ 2,468,000	$ 2,340,000	$ 2,060,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage allowed as of contribution to respective accounts by participants	1.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage allowed as of contribution to respective accounts by participants	100.00%
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount of United common stock held in the pension plan	$ 23,868,000	$ 28,765,000
Percentage of equity securities include united common stock	(4.00%)	(4.00%)
Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount of United common stock held in the pension plan	$ 3,974,000	$ 4,285,000
Percentage of equity securities include united common stock	(56.00%)	(66.00%)
Maximum percentage limit of common stock to invest in portfolio for any industry	47.00%
Approximate fair value of plan assets	$ 68,648,000	$ 67,302,000
Marketable Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage limit of common stock to invest in portfolio for any industry	20.00%
Marketable Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage limit of common stock to invest in portfolio for any industry	70.00%
Individual Company [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage limit of common stock to invest in portfolio for any industry	10.00%
Industry [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage limit of common stock to invest in portfolio for any industry	15.00%
Securities of U.S. Government or Agencies [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum percentage limit of common stock to invest in portfolio for any industry	15.00%